Cost of Sales - Summary of Detailed Information About Cost of Sales Explanatory (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales	$ 2,388.7	$ 2,292.0
Cost of sales [member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Inventories recognized as cost of sales	2,206.4	2,118.9
Net inventory write-downs as a result of net realizable value lower than cost included in cost of sales	23.0	2.8
Steel [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales	2,160.2	2,054.6
Freight [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales	182.4	173.1
Non Steel [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales	$ 46.1	$ 64.3